(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders

The following table sets forth the computation of basic and diluted (loss)/earnings per share attributable to shareholders for the years ended December 31,

	2025	2024	2023
	USD	USD	USD
(Loss)/Profit for the year	(21,583,798)	(4,844,498)	864,037
Less: (Loss)/Income attributable to non-controlling interests	(164,656)	(6,733)	11,703
(Loss)/Profit for the year attributable to shareholders	(21,419,142)	(4,837,765)	852,334
Basic weighted-average number of shares outstanding	974,686	675,925	757,542

Basic (loss)/earnings per share attributable to shareholders	(21.98)	(7.16)	1.13
Diluted weighted-average number of shares outstanding	974,686	675,925	757,542
Diluted (loss)/earnings per share attributable to shareholders	(21.98)	(7.16)	1.13